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                              SEASONS SERIES TRUST
    Supplement to the Statement of Additional Information dated July 29, 2005


On December 14, 2004, the Board of Trustees of Seasons Series Trust approved certain changes to the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Focus Value Portfolios. Effective on or about January 23, 2006, American Century Investment Management, Inc. ("American Century") will no longer serve as a subadviser for a portion of the assets of the Focus Value Portfolio. Northern Trust Investments, N.A. ("Northern Trust"), pursuant to its Subadvisory Agreement with AIG SunAmerica Asset Management Corp. ("SunAmerica"), will assume subadvisory responsibilities for a component of the Focus Value Portfolio. Upon Northern Trust's assumption of subadvisory functions, all references to American Century with respect to the Focus Value Portfolio in the Statement of Additional Information are no longer applicable. Also, effective on or about January 23, 2006, Lord Abbett & Co. LLC ("Lord Abbett"), pursuant to its Subadvisory Agreement with SunAmerica, will assume subadvisory responsibilities for a portion of a component of the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (the "Multi-Managed Seasons Portfolios"). Upon Lord Abbett's assumption of subadvisory functions, all references in the Prospectus to "Balanced component/SunAmerica" portion of the Multi-Managed Seasons Portfolios should be deleted and replaced with "Balanced component/Lord Abbett/SunAmerica."

In the first paragraph under the heading "SUBADVISORY AGREEMENTS" on page 48, the reference to American Century is replaced with "Northern Trust Investments, N.A. ("Northern Trust")." In the second paragraph on the same page, the first sentence is deleted in its entirety and replaced with the following:

         "SunAmerica manages the Aggressive Growth and the fixed income sleeve of the Balanced component/Lord Abbett/SunAmerica of the Multi-Managed Seasons Portfolios, and portions of the Large Cap Composite Portfolio, Small Cap Portfolio, Diversified Fixed Income Portfolio and Focus TechNet Portfolio."

In the chart under the same heading on page 49, "Lord Abbett (through the fixed income sleeve of the Balanced component/Lord Abbett/SunAmerica)" is added to the Multi-Managed Seasons Portfolios. Under the same heading on page 50, the reference to American Century is replaced with "Northern Trust."

The reference to American Century under the same heading on page 50 is deleted in its entirety and replaced with the following:

         "Northern Trust is a subsidiary of The Northern Trust Company which is in turn is a wholly owned banking subsidiary of Northern Trust Corporation."

Also on page 50, under the same heading, the disclosure in regard to Lord Abbett is deleted in its entirety and replaced with the following:

         "The partners of Lord Abbett are: Joan A. Binstock, Michael Brooks, Zane E. Brown, Patrick Browne, John J. DiChiaro, Sholom Dinsky, Lesley-Jane Dixon, Milton Ezrati, Robert S. Dow, Kevin P. Ferguson, Robert P. Fetch, Daria L. Foster, Daniel H. Frascarelli, Robert I Gerber, Michael S. Goldstein, Michael A. Grant, Howard E. Hansen, Gerard S. E. Heffernan, Jr., Charles Hofer, W. Thomas Hudson, Jr., Cinda C. Hughes, Ellen G. Itskovitz, Lawrence H. Kaplan, Jerald M. Lanzotti, Richard C. Larsen, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Paul L. McNamara, Robert
         G. Morris, Robert J. Noelke, A. Edward Oberhaus, III, F. Thomas O'Halloran, R. Mark Pennington, Walter Prahl, Michael L. Radziemski, Eli M. Salzmann, Douglas B. Sieg, Richard D. Sieling, Michael T. Smith, Richard D. Smola, Jarrod Sohosky, Diane Tomejal, Christopher J. Towle, Edward K. von der Linde and Marion Zapolin."


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Under the heading "PORTFOLIO MANAGERS," under the section "Other Accounts," the following information replaces the American Century disclosure for the Focus Value Portfolio and the information for Lord Abbett is added to the disclosure for the Multi-Managed Portfolios -- Balanced component:

                                                                                      OTHER ACCOUNTS
                                                                                 (As of September 30, 2005)
                                                        ----------------------------------------------------------------------------
                                                         Registered Investment        Pooled Investment
                                                                Companies                  Vehicles              Other Accounts
                                                        ------------------------  ------------------------  ------------------------
                   Advisers/                             No. of       Assets       No. of    Total Assets    No. of    Total Assets
Portfolio          Subadviser   Portfolio Managers      Accounts  (in $millions)  Accounts  (in $millions)  Accounts  (in $millions)
------------------------------------------------------------------------------------------------------------------------------------
Multi-Managed      Lord Abbett  Frascarelli, Daniel H.      3         $792.6         --            --          --          --
Portfolios --
Balanced
component
------------------------------------------------------------------------------------------------------------------------------------

                                Volovich, Paul J.           3         $792.6         --            --          --          --
------------------------------------------------------------------------------------------------------------------------------------

Focus Value        Northern
                   Trust        Atkins, Stephen G.          2         $1,354*        --            --           --          --
------------------------------------------------------------------------------------------------------------------------------------

* As of October 21, 2005


Under the heading PORTFOLIO MANAGERS, under the section Compensation, the reference to American Century is deleted in its entirety and replaced with the following:

         "Northern Trust. The compensation of the index portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of The Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on the overall financial performance of The Northern Trust Company, the overall performance of the investment management unit plus a qualitative evaluation of each portfolio manager's performance and contribution to his or her respective team. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts."

Under the heading PORTFOLIO MANAGERS, under the section Compensation, the reference to Lord Abbett is deleted in its entirety and replaced with the following:

         "Lord Abbett. Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the investment manager's experience, reputation and competitive market rates.

         Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the investment manager's investment results and style consistency, the dispersion among portfolios with similar objectives, the risk taken to achieve the portfolio returns, and similar factors. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the


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         impact their portfolio's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

         Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds."


DATED:  JANUARY 19, 2006